Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	To file missing exhibis
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41804
Entity Registrant Name	Davis Commodities Limited
Entity Central Index Key	0001949478
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Bukit Batok Crescent
Entity Address, Address Line Two	#10-01
Entity Address, City or Town	The Spire
Entity Address, Country	SG
Entity Address, Postal Zip Code	658079
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DTCK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	24,500,625
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Bukit Batok Crescent
Entity Address, Address Line Two	#10-01
Entity Address, City or Town	The Spire
Entity Address, Country	SG
Entity Address, Postal Zip Code	658079
City Area Code	+65
Local Phone Number	6896 5333
Contact Personnel Name	Ai Imm Lim
Contact Personnel Email Address	imm@daviscl.com